Commitments and contingencies (Details)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 673,659
2017	410,306
2018	285,973
2019	71,861
2020 and thereafter	36,959
Operating Leases, Future Minimum Payments Due, Total	$ 1,478,758